Marketable Securities - Current - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities [Line Items]
Realized gains from disposal of marketable securities	$ 2,000		$ 19,939,000
Available for sale Securities Current
Schedule Of Available For Sale Securities [Line Items]
Unrealized gains for marketable securities	0	$ 2,000
Realized gains from disposal of marketable securities	$ 2,000	$ 0	$ 14,100,000